Net Income (Loss) per Share - Basic and Diluted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares [1]	Dec. 31, 2019 USD ($) $ / shares shares [1]
Numerator:
Net loss attributable to common stockholders | $	$ (245,390)	$ (241,340)	$ (32,743)
Net loss attributable to common stockholders, diluted | $	$ (245,390)	$ (241,340)	$ (32,743)
Denominator:
Weighted average shares outstanding, basic (in shares) | shares	108,077,439	5,131	124
Weighted average shares outstanding, diluted (in shares) | shares	108,077,439	5,131	124
Basic earnings/(loss) per share (in dollars per share) | $ / shares	$ (2.27)	$ (47,036)	$ (264,056)
Diluted earnings/(loss) per share (in dollars per share) | $ / shares	$ (2.27)	$ (47,036)	$ (264,056)
Conversion ratio	123.8339

[1]	Certain expenses were previously misclassified as cost of services. These expenses are now reported as selling and marketing. This adjustment has no impact on total revenue, loss from operations, net loss and comprehensive loss or net loss per share. Refer to Note 2, “Summary of Significant Accounting Policies” to our consolidated financial statements for further information.